LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET - Significant changes in the loans and the allowance for loans losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commercial Stage One | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	$ 83,632,770	$ 77,206,675
Transfers of financial instruments:	(3,379,040)	(170,929)
Transfers from stage 1 to stage 2	(2,346,307)	(1,092,962)
Transfers from stage 1 to stage 3	(1,639,408)	(1,011,851)
Transfers from stage 2 to stage 1	567,870	1,779,812
Transfers from stage 3 to stage 1	38,805	154,072
Remeasurement arising from transfer of stage	(69,103)	(238,688)
Remeasurement from remaining in the stage	(6,053,045)	(5,814,291)
New financial assets purchased/originated	45,168,819	46,523,819
Financial assets that have been derecognized	(39,407,782)	(36,023,150)
Charges-off	(63,585)	(33,044)
Foreign Exchange and other movements	239,722	2,182,378
Ending balance	80,068,756	83,632,770
Commercial Stage One | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(522,230)	(547,510)
Transfers of financial instruments:	(59,345)	(79,849)
Transfers from stage 1 to stage 2	20,143	17,502
Transfers from stage 1 to stage 3	25,881	29,190
Transfers from stage 2 to stage 1	(90,503)	(93,242)
Transfers from stage 3 to stage 1	(14,866)	(33,299)
Remeasurement arising from transfer of stage	73,117	99,339
Remeasurement from remaining in the stage	51,741	74,226
Remeasurement due to changes in economics factors	(10,026)	2,414
Remeasurement due to changes in model inputs	(3,710)	22,329
Remeasurement due to methodological changes	39,705
New financial assets purchased/originated	(288,705)	(259,527)
Financial assets that have been derecognized	178,138	174,914
Charges-off	1,946	1,663
Foreign Exchange and other movements	(5,627)	(10,229)
Ending balance	(544,996)	(522,230)
Commercial Stage Two | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	3,214,860	4,417,841
Transfers of financial instruments:	1,490,896	(1,165,507)
Transfers from stage 1 to stage 2	2,346,307	1,092,962
Transfers from stage 2 to stage 1	(567,870)	(1,779,812)
Transfers from stage 2 to stage 3	(531,867)	(704,844)
Transfers from stage 3 to stage 2	244,326	226,187
Remeasurement arising from transfer of stage	(180,970)	(175,846)
Remeasurement from remaining in the stage	(107,835)	(79,870)
New financial assets purchased/originated	1,158,765	1,223,859
Financial assets that have been derecognized	(788,746)	(1,143,923)
Charges-off	(37,362)	(83,195)
Foreign Exchange and other movements	13,415	221,501
Ending balance	4,763,023	3,214,860
Commercial Stage Two | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(358,473)	(365,329)
Transfers of financial instruments:	(16,514)	61,654
Transfers from stage 1 to stage 2	(20,143)	(17,502)
Transfers from stage 2 to stage 1	90,503	93,242
Transfers from stage 2 to stage 3	49,065	71,608
Transfers from stage 3 to stage 2	(135,939)	(85,694)
Remeasurement arising from transfer of stage	(35,733)	1,682
Remeasurement from remaining in the stage	28,901	16,984
Remeasurement due to changes in economics factors	(22,778)	10,787
Remeasurement due to changes in model inputs	17,351	(21,882)
Remeasurement due to methodological changes	(25,887)
New financial assets purchased/originated	(183,524)	(139,665)
Financial assets that have been derecognized	71,301	55,118
Charges-off	11,779	25,496
Foreign Exchange and other movements	(653)	(3,318)
Ending balance	(514,230)	(358,473)
Commercial Stage Three | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	7,753,018	7,455,598
Transfers of financial instruments:	1,888,144	1,336,436
Transfers from stage 1 to stage 3	1,639,408	1,011,851
Transfers from stage 2 to stage 3	531,867	704,844
Transfers from stage 3 to stage 1	(38,805)	(154,072)
Transfers from stage 3 to stage 2	(244,326)	(226,187)
Remeasurement arising from transfer of stage	(79,264)	(161,112)
Remeasurement from remaining in the stage	(329,883)	(68,573)
New financial assets purchased/originated	1,801,096	1,601,125
Financial assets that have been derecognized	(1,636,411)	(1,123,364)
Charges-off	(1,471,166)	(1,352,465)
Foreign Exchange and other movements	11,240	65,373
Ending balance	7,936,774	7,753,018
Commercial Stage Three | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(4,480,130)	(4,114,300)
Transfers of financial instruments:	75,859	18,195
Transfers from stage 1 to stage 3	(25,881)	(29,190)
Transfers from stage 2 to stage 3	(49,065)	(71,608)
Transfers from stage 3 to stage 1	14,866	33,299
Transfers from stage 3 to stage 2	135,939	85,694
Remeasurement arising from transfer of stage	(975,050)	(842,752)
Remeasurement from remaining in the stage	(394,399)	(726,064)
Remeasurement due to changes in economics factors	1,184	(614)
Remeasurement due to changes in model inputs	(9,551)	5,611
Remeasurement due to methodological changes	(4,023)	(50,109)
New financial assets purchased/originated	(1,110,945)	(758,851)
Financial assets that have been derecognized	944,754	591,722
Charges-off	1,558,388	1,441,545
Foreign Exchange and other movements	(3,854)	(44,513)
Ending balance	(4,397,767)	(4,480,130)
Commercial Stage | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	94,600,648	89,080,114
Remeasurement arising from transfer of stage	(329,337)	(575,646)
Remeasurement from remaining in the stage	(6,490,763)	(5,962,734)
New financial assets purchased/originated	48,128,680	49,348,803
Financial assets that have been derecognized	(41,832,939)	(38,290,437)
Charges-off	(1,572,113)	(1,468,704)
Foreign Exchange and other movements	264,377	2,469,252
Ending balance	92,768,553	94,600,648
Commercial Stage | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(5,360,833)	(5,027,139)
Remeasurement arising from transfer of stage	(937,666)	(741,731)
Remeasurement from remaining in the stage	(313,757)	(634,854)
Remeasurement due to changes in economics factors	(31,620)	12,587
Remeasurement due to changes in model inputs	4,090	6,058
Remeasurement due to methodological changes	9,795	(50,109)
New financial assets purchased/originated	(1,583,174)	(1,158,043)
Financial assets that have been derecognized	1,194,193	821,754
Charges-off	1,572,113	1,468,704
Foreign Exchange and other movements	(10,134)	(58,060)
Ending balance	(5,456,993)	(5,360,833)
Consumerl Stage One | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	28,666,461	24,374,639
Transfers of financial instruments:	(1,019,225)	(1,146,891)
Transfers from stage 1 to stage 2	(795,809)	(798,766)
Transfers from stage 1 to stage 3	(739,010)	(764,505)
Transfers from stage 2 to stage 1	436,178	361,202
Transfers from stage 3 to stage 1	79,416	55,178
Remeasurement arising from transfer of stage	(98,739)	(76,599)
Remeasurement from remaining in the stage	(2,511,256)	(2,232,650)
New financial assets purchased/originated	19,784,995	13,904,647
Financial assets that have been derecognized	(8,422,375)	(6,277,295)
Charges-off	(511,958)	(523,623)
Foreign Exchange and other movements	69,728	644,233
Ending balance	35,957,631	28,666,461
Consumerl Stage One | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(980,423)	(794,615)
Transfers of financial instruments:	(80,128)	(27,935)
Transfers from stage 1 to stage 2	50,864	44,260
Transfers from stage 1 to stage 3	54,799	56,905
Transfers from stage 2 to stage 1	(115,024)	(84,650)
Transfers from stage 3 to stage 1	(70,767)	(44,450)
Remeasurement arising from transfer of stage	133,169	88,547
Remeasurement from remaining in the stage	1,038	1,889
Remeasurement due to changes in economics factors	(9,591)	4,788
Remeasurement due to changes in model inputs	126,465	(27,434)
Remeasurement due to methodological changes	(32,531)
New financial assets purchased/originated	(664,927)	(418,266)
Financial assets that have been derecognized	253,971	167,811
Charges-off	48,659	48,290
Foreign Exchange and other movements	(2,393)	(23,498)
Ending balance	(1,206,691)	(980,423)
Consumerl Stage Two | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	1,758,162	1,618,496
Transfers of financial instruments:	283,945	306,465
Transfers from stage 1 to stage 2	795,809	798,766
Transfers from stage 2 to stage 1	(436,178)	(361,202)
Transfers from stage 2 to stage 3	(167,143)	(185,178)
Transfers from stage 3 to stage 2	91,457	54,079
Remeasurement arising from transfer of stage	(102,200)	(99,563)
Remeasurement from remaining in the stage	(70,576)	(66,101)
New financial assets purchased/originated	764,355	613,209
Financial assets that have been derecognized	(355,731)	(285,672)
Charges-off	(315,056)	(388,119)
Foreign Exchange and other movements	6,390	59,447
Ending balance	1,969,289	1,758,162
Consumerl Stage Two | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(520,976)	(451,838)
Transfers of financial instruments:	43,795	55,361
Transfers from stage 1 to stage 2	(50,864)	(44,260)
Transfers from stage 2 to stage 1	115,024	84,650
Transfers from stage 2 to stage 3	56,945	55,859
Transfers from stage 3 to stage 2	(77,310)	(40,888)
Remeasurement arising from transfer of stage	(121,934)	(118,750)
Remeasurement from remaining in the stage	35,413	22,297
Remeasurement due to changes in economics factors	3,802	(1,311)
Remeasurement due to changes in model inputs	(47,491)	(29,817)
Remeasurement due to methodological changes	2,937
New financial assets purchased/originated	(258,400)	(178,986)
Financial assets that have been derecognized	99,012	66,802
Charges-off	111,948	133,313
Foreign Exchange and other movements	(1,532)	(18,047)
Ending balance	(653,426)	(520,976)
Consumerl Stage Three | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	1,568,758	1,461,976
Transfers of financial instruments:	735,280	840,426
Transfers from stage 1 to stage 3	739,010	764,505
Transfers from stage 2 to stage 3	167,143	185,178
Transfers from stage 3 to stage 1	(79,416)	(55,178)
Transfers from stage 3 to stage 2	(91,457)	(54,079)
Remeasurement arising from transfer of stage	253,224	186,827
Remeasurement from remaining in the stage	(32,301)	(33,036)
New financial assets purchased/originated	497,769	319,557
Financial assets that have been derecognized	(189,520)	(140,490)
Charges-off	(1,063,476)	(1,100,573)
Foreign Exchange and other movements	4,016	34,071
Ending balance	1,773,750	1,568,758
Consumerl Stage Three | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(1,391,492)	(1,282,891)
Transfers of financial instruments:	36,333	(27,426)
Transfers from stage 1 to stage 3	(54,799)	(56,905)
Transfers from stage 2 to stage 3	(56,945)	(55,859)
Transfers from stage 3 to stage 1	70,767	44,450
Transfers from stage 3 to stage 2	77,310	40,888
Remeasurement arising from transfer of stage	(1,695,509)	(1,691,495)
Remeasurement from remaining in the stage	10,533	2,528
Remeasurement due to changes in economics factors	735
Remeasurement due to changes in model inputs	4,103	1,363
Remeasurement due to methodological changes	(7,881)
New financial assets purchased/originated	(434,371)	(271,327)
Financial assets that have been derecognized	164,697	115,249
Charges-off	1,729,883	1,830,712
Foreign Exchange and other movements	(2,732)	(68,205)
Ending balance	(1,585,701)	(1,391,492)
Consumerl Stage | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	31,993,381	27,455,111
Remeasurement arising from transfer of stage	52,285	10,665
Remeasurement from remaining in the stage	(2,614,133)	(2,331,787)
New financial assets purchased/originated	21,047,119	14,837,413
Financial assets that have been derecognized	(8,967,626)	(6,703,457)
Charges-off	(1,890,490)	(2,012,315)
Foreign Exchange and other movements	80,134	737,751
Ending balance	39,700,670	31,993,381
Consumerl Stage | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(2,892,891)	(2,529,344)
Remeasurement arising from transfer of stage	(1,684,274)	(1,721,698)
Remeasurement from remaining in the stage	46,984	26,714
Remeasurement due to changes in economics factors	(5,054)	3,477
Remeasurement due to changes in model inputs	83,077	(55,888)
Remeasurement due to methodological changes	(37,475)
New financial assets purchased/originated	(1,357,698)	(868,579)
Financial assets that have been derecognized	517,680	349,862
Charges-off	1,890,490	2,012,315
Foreign Exchange and other movements	(6,657)	(109,750)
Ending balance	(3,445,818)	(2,892,891)
Financial Leases Stage One | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	20,355,961	19,219,292
Transfers of financial instruments:	(1,061,321)	(374,358)
Transfers from stage 1 to stage 2	(1,048,366)	(678,005)
Transfers from stage 1 to stage 3	(264,298)	(398,842)
Transfers from stage 2 to stage 1	233,500	678,497
Transfers from stage 3 to stage 1	17,843	23,992
Remeasurement arising from transfer of stage	(28,895)	(48,145)
Remeasurement from remaining in the stage	(1,524,336)	(1,423,679)
New financial assets purchased/originated	4,760,874	4,294,172
Financial assets that have been derecognized	(1,481,828)	(1,422,584)
Charges-off	(713)	(14,014)
Foreign Exchange and other movements	50,142	125,277
Ending balance	21,069,884	20,355,961
Financial Leases Stage One | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(104,429)	(134,349)
Transfers of financial instruments:	(22,213)	(14,466)
Transfers from stage 1 to stage 2	7,688	9,194
Transfers from stage 1 to stage 3	4,497	6,978
Transfers from stage 2 to stage 1	(26,504)	(24,103)
Transfers from stage 3 to stage 1	(7,894)	(6,535)
Remeasurement arising from transfer of stage	22,751	18,824
Remeasurement from remaining in the stage	7,477	25,665
Remeasurement due to changes in economics factors	(1,822)	(166)
Remeasurement due to changes in model inputs	2,083	15,975
Remeasurement due to methodological changes	13,701
New financial assets purchased/originated	(30,539)	(24,463)
Financial assets that have been derecognized	9,126	9,297
Charges-off	7	158
Foreign Exchange and other movements	(104)	(904)
Ending balance	(103,962)	(104,429)
Financial Leases Stage Two | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	1,145,165	1,230,431
Transfers of financial instruments:	731,304	23,228
Transfers from stage 1 to stage 2	1,048,366	678,005
Transfers from stage 2 to stage 1	(233,500)	(678,497)
Transfers from stage 2 to stage 3	(186,146)	(111,253)
Transfers from stage 3 to stage 2	102,584	134,973
Remeasurement arising from transfer of stage	(63,900)	(45,780)
Remeasurement from remaining in the stage	(72,455)	(18,183)
New financial assets purchased/originated	262,832	90,609
Financial assets that have been derecognized	(143,203)	(169,079)
Charges-off	(2,974)	(276)
Foreign Exchange and other movements	658	34,215
Ending balance	1,857,427	1,145,165
Financial Leases Stage Two | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(179,668)	(89,988)
Transfers of financial instruments:	42,010	(546)
Transfers from stage 1 to stage 2	(7,688)	(9,194)
Transfers from stage 2 to stage 1	26,504	24,103
Transfers from stage 2 to stage 3	46,019	20,270
Transfers from stage 3 to stage 2	(22,825)	(35,725)
Remeasurement arising from transfer of stage	(58,729)	(56,854)
Remeasurement from remaining in the stage	32,405	(11,927)
Remeasurement due to changes in economics factors	(3,044)	5,826
Remeasurement due to changes in model inputs	661	(31,606)
Remeasurement due to methodological changes	(23,672)
New financial assets purchased/originated	(4,919)	(9,411)
Financial assets that have been derecognized	21,104	16,974
Charges-off	580	29
Foreign Exchange and other movements	(240)	(2,165)
Ending balance	(173,512)	(179,668)
Financial Leases Stage Three | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	1,697,078	1,662,653
Transfers of financial instruments:	330,017	351,130
Transfers from stage 1 to stage 3	264,298	398,842
Transfers from stage 2 to stage 3	186,146	111,253
Transfers from stage 3 to stage 1	(17,843)	(23,992)
Transfers from stage 3 to stage 2	(102,584)	(134,973)
Remeasurement arising from transfer of stage	(31,375)	(68,422)
Remeasurement from remaining in the stage	(10,924)	(17,047)
New financial assets purchased/originated	23,518	80,951
Financial assets that have been derecognized	(291,926)	(206,794)
Charges-off	(93,461)	(121,384)
Foreign Exchange and other movements	591	15,991
Ending balance	1,623,518	1,697,078
Financial Leases Stage Three | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(706,873)	(583,586)
Transfers of financial instruments:	(19,797)	15,012
Transfers from stage 1 to stage 3	(4,497)	(6,978)
Transfers from stage 2 to stage 3	(46,019)	(20,270)
Transfers from stage 3 to stage 1	7,894	6,535
Transfers from stage 3 to stage 2	22,825	35,725
Remeasurement arising from transfer of stage	(143,003)	(137,850)
Remeasurement from remaining in the stage	(41,790)	(65,577)
Remeasurement due to changes in economics factors	(42)	(362)
Remeasurement due to changes in model inputs	(22,147)	(11,963)
Remeasurement due to methodological changes	(8,793)	(64,497)
New financial assets purchased/originated	(10,862)	(31,035)
Financial assets that have been derecognized	109,305	47,821
Charges-off	96,561	135,487
Foreign Exchange and other movements	(488)	(10,323)
Ending balance	(747,929)	(706,873)
Financial Leases Stage | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	23,198,204	22,112,376
Remeasurement arising from transfer of stage	(124,170)	(162,347)
Remeasurement from remaining in the stage	(1,607,715)	(1,458,909)
New financial assets purchased/originated	5,047,224	4,465,732
Financial assets that have been derecognized	(1,916,957)	(1,798,457)
Charges-off	(97,148)	(135,674)
Foreign Exchange and other movements	51,391	175,483
Ending balance	24,550,829	23,198,204
Financial Leases Stage | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(990,970)	(807,923)
Remeasurement arising from transfer of stage	(178,981)	(175,880)
Remeasurement from remaining in the stage	(1,908)	(51,839)
Remeasurement due to changes in economics factors	(4,908)	5,298
Remeasurement due to changes in model inputs	(19,403)	(27,594)
Remeasurement due to methodological changes	(18,764)	(64,497)
New financial assets purchased/originated	(46,320)	(64,909)
Financial assets that have been derecognized	139,535	74,092
Charges-off	97,148	135,674
Foreign Exchange and other movements	(832)	(13,392)
Ending balance	(1,025,403)	(990,970)
Mortgage Stage One | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	20,280,416	18,351,658
Transfers of financial instruments:	(78,120)	(345,042)
Transfers from stage 1 to stage 2	(609,598)	(749,203)
Transfers from stage 1 to stage 3	(177,154)	(207,887)
Transfers from stage 2 to stage 1	631,692	552,708
Transfers from stage 3 to stage 1	76,940	59,340
Remeasurement arising from transfer of stage	(50,316)	(46,059)
Remeasurement from remaining in the stage	(1,116,457)	(1,057,494)
New financial assets purchased/originated	4,076,279	3,976,575
Financial assets that have been derecognized	(1,598,993)	(1,353,978)
Charges-off	(6,645)	(996)
Foreign Exchange and other movements	78,510	755,752
Ending balance	21,584,674	20,280,416
Mortgage Stage One | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(110,722)	(92,885)
Transfers of financial instruments:	(75,570)	(57,398)
Transfers from stage 1 to stage 2	9,392	10,312
Transfers from stage 1 to stage 3	4,876	5,056
Transfers from stage 2 to stage 1	(57,920)	(49,312)
Transfers from stage 3 to stage 1	(31,918)	(23,454)
Remeasurement arising from transfer of stage	54,296	51,842
Remeasurement from remaining in the stage	(22)	771
Remeasurement due to changes in economics factors	2,356	1,132
Remeasurement due to changes in model inputs	11,908	4,289
Remeasurement due to methodological changes	14,185
New financial assets purchased/originated	(22,365)	(25,673)
Financial assets that have been derecognized	10,316	8,575
Charges-off	56	25
Foreign Exchange and other movements	(255)	(1,400)
Ending balance	(115,817)	(110,722)
Mortgage Stage Two | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	1,513,063	1,454,894
Transfers of financial instruments:	(20,302)	136,231
Transfers from stage 1 to stage 2	609,598	749,203
Transfers from stage 2 to stage 1	(631,692)	(552,708)
Transfers from stage 2 to stage 3	(167,345)	(200,281)
Transfers from stage 3 to stage 2	169,137	140,017
Remeasurement arising from transfer of stage	(35,924)	(43,554)
Remeasurement from remaining in the stage	(28,542)	(34,744)
New financial assets purchased/originated	32,271	46,565
Financial assets that have been derecognized	(123,901)	(100,322)
Charges-off	(1,330)	(336)
Foreign Exchange and other movements	5,045	54,329
Ending balance	1,340,380	1,513,063
Mortgage Stage Two | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(157,016)	(147,874)
Transfers of financial instruments:	6,849	14,747
Transfers from stage 1 to stage 2	(9,392)	(10,312)
Transfers from stage 2 to stage 1	57,920	49,312
Transfers from stage 2 to stage 3	24,239	27,034
Transfers from stage 3 to stage 2	(65,918)	(51,287)
Remeasurement arising from transfer of stage	(15,576)	(30,301)
Remeasurement from remaining in the stage	2,899	(7,423)
Remeasurement due to changes in economics factors	5,127	19,196
Remeasurement due to changes in model inputs	(19,835)	(2,185)
Remeasurement due to methodological changes	5,684
New financial assets purchased/originated	(5,581)	(8,806)
Financial assets that have been derecognized	11,462	9,063
Charges-off	117	24
Foreign Exchange and other movements	(385)	(3,457)
Ending balance	(166,255)	(157,016)
Mortgage Stage Three | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	1,077,206	950,961
Transfers of financial instruments:	98,422	208,811
Transfers from stage 1 to stage 3	177,154	207,887
Transfers from stage 2 to stage 3	167,345	200,281
Transfers from stage 3 to stage 1	(76,940)	(59,340)
Transfers from stage 3 to stage 2	(169,137)	(140,017)
Remeasurement arising from transfer of stage	38,394	65,548
Remeasurement from remaining in the stage	36,226	31,643
New financial assets purchased/originated	12,444	12,512
Financial assets that have been derecognized	(110,191)	(101,239)
Charges-off	(96,745)	(111,085)
Foreign Exchange and other movements	2,473	20,055
Ending balance	1,058,229	1,077,206
Mortgage Stage Three | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(586,026)	(511,034)
Transfers of financial instruments:	68,721	42,651
Transfers from stage 1 to stage 3	(4,876)	(5,056)
Transfers from stage 2 to stage 3	(24,239)	(27,034)
Transfers from stage 3 to stage 1	31,918	23,454
Transfers from stage 3 to stage 2	65,918	51,287
Remeasurement arising from transfer of stage	(154,824)	(178,864)
Remeasurement from remaining in the stage	(86,293)	(71,719)
Remeasurement due to changes in economics factors	7,967	(2,753)
Remeasurement due to changes in model inputs	13,992	(4,589)
Remeasurement due to methodological changes	(737)	(5,242)
New financial assets purchased/originated	(5,631)	(6,192)
Financial assets that have been derecognized	60,500	49,131
Charges-off	104,547	112,368
Foreign Exchange and other movements	(809)	(9,783)
Ending balance	(578,593)	(586,026)
Mortgage Stage | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	22,870,685	20,757,513
Remeasurement arising from transfer of stage	(47,846)	(24,065)
Remeasurement from remaining in the stage	(1,108,773)	(1,060,595)
New financial assets purchased/originated	4,120,994	4,035,652
Financial assets that have been derecognized	(1,833,085)	(1,555,539)
Charges-off	(104,720)	(112,417)
Foreign Exchange and other movements	86,028	830,136
Ending balance	23,983,283	22,870,685
Mortgage Stage | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(853,764)	(751,793)
Remeasurement arising from transfer of stage	(116,104)	(157,323)
Remeasurement from remaining in the stage	(83,416)	(78,371)
Remeasurement due to changes in economics factors	15,450	17,575
Remeasurement due to changes in model inputs	6,065	(2,485)
Remeasurement due to methodological changes	19,132	(5,242)
New financial assets purchased/originated	(33,577)	(40,671)
Financial assets that have been derecognized	82,278	66,769
Charges-off	104,720	112,417
Foreign Exchange and other movements	(1,449)	(14,640)
Ending balance	(860,665)	(853,764)
Small Business Loans Stage One | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	958,491	868,593
Transfers of financial instruments:	(67,212)	(102,128)
Transfers from stage 1 to stage 2	(37,819)	(53,513)
Transfers from stage 1 to stage 3	(61,169)	(64,371)
Transfers from stage 2 to stage 1	30,270	14,771
Transfers from stage 3 to stage 1	1,506	985
Remeasurement arising from transfer of stage	(7,671)	(3,674)
Remeasurement from remaining in the stage	(145,152)	(134,481)
New financial assets purchased/originated	620,375	556,933
Financial assets that have been derecognized	(260,493)	(243,809)
Charges-off	(13,142)	(13,882)
Foreign Exchange and other movements	3,460	30,939
Ending balance	1,088,656	958,491
Small Business Loans Stage One | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(41,971)	(31,773)
Transfers of financial instruments:	3,457	3,994
Transfers from stage 1 to stage 2	2,575	2,328
Transfers from stage 1 to stage 3	5,299	4,163
Transfers from stage 2 to stage 1	(3,779)	(1,842)
Transfers from stage 3 to stage 1	(638)	(655)
Remeasurement arising from transfer of stage	2,635	2,024
Remeasurement from remaining in the stage	5,502	8,292
Remeasurement due to changes in economics factors	51	(99)
Remeasurement due to changes in model inputs	5,476	(1,899)
Remeasurement due to methodological changes	1,407
New financial assets purchased/originated	(25,971)	(29,753)
Financial assets that have been derecognized	8,775	6,903
Charges-off	1,250	926
Foreign Exchange and other movements	(67)	(586)
Ending balance	(39,456)	(41,971)
Small business loans Stage Two | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	80,805	70,082
Transfers of financial instruments:	203	24,315
Transfers from stage 1 to stage 2	37,819	53,513
Transfers from stage 2 to stage 1	(30,270)	(14,771)
Transfers from stage 2 to stage 3	(17,119)	(18,593)
Transfers from stage 3 to stage 2	9,773	4,166
Remeasurement arising from transfer of stage	(9,868)	(13,083)
Remeasurement from remaining in the stage	(2,408)	(3,527)
New financial assets purchased/originated	24,173	25,216
Financial assets that have been derecognized	(11,664)	(15,087)
Charges-off	(11,400)	(10,096)
Foreign Exchange and other movements	378	2,985
Ending balance	70,219	80,805
Small business loans Stage Two | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(15,421)	(12,775)
Transfers of financial instruments:	364	1,086
Transfers from stage 1 to stage 2	(2,575)	(2,328)
Transfers from stage 2 to stage 1	3,779	1,842
Transfers from stage 2 to stage 3	3,920	3,599
Transfers from stage 3 to stage 2	(4,760)	(2,027)
Remeasurement arising from transfer of stage	(1,008)	(1,493)
Remeasurement from remaining in the stage	697	868
Remeasurement due to changes in economics factors	15	(593)
Remeasurement due to changes in model inputs	757	(560)
Remeasurement due to methodological changes	349
New financial assets purchased/originated	(7,891)	(6,441)
Financial assets that have been derecognized	2,339	2,064
Charges-off	3,214	2,690
Foreign Exchange and other movements	(30)	(267)
Ending balance	(16,615)	(15,421)
Small business loans Stage Three | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	116,902	124,305
Transfers of financial instruments:	67,009	77,813
Transfers from stage 1 to stage 3	61,169	64,371
Transfers from stage 2 to stage 3	17,119	18,593
Transfers from stage 3 to stage 1	(1,506)	(985)
Transfers from stage 3 to stage 2	(9,773)	(4,166)
Remeasurement arising from transfer of stage	(29,962)	(35,259)
Remeasurement from remaining in the stage	(941)	(2,329)
New financial assets purchased/originated	25,901	27,945
Financial assets that have been derecognized	(17,402)	(15,489)
Charges-off	(41,367)	(62,824)
Foreign Exchange and other movements	393	2,740
Ending balance	120,533	116,902
Small business loans Stage Three | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(79,981)	(97,417)
Transfers of financial instruments:	(3,821)	(5,080)
Transfers from stage 1 to stage 3	(5,299)	(4,163)
Transfers from stage 2 to stage 3	(3,920)	(3,599)
Transfers from stage 3 to stage 1	638	655
Transfers from stage 3 to stage 2	4,760	2,027
Remeasurement arising from transfer of stage	(46,609)	(44,344)
Remeasurement from remaining in the stage	(4,000)	(924)
Remeasurement due to changes in economics factors	55
Remeasurement due to changes in model inputs	1,940	298
Remeasurement due to methodological changes	(160)
New financial assets purchased/originated	(22,041)	(21,347)
Financial assets that have been derecognized	8,844	8,031
Charges-off	61,445	83,186
Foreign Exchange and other movements	(117)	(2,384)
Ending balance	(84,445)	(79,981)
Small Business Loans Stage | Cost
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	1,156,198	1,062,980
Remeasurement arising from transfer of stage	(47,501)	(52,016)
Remeasurement from remaining in the stage	(148,501)	(140,337)
New financial assets purchased/originated	670,449	610,094
Financial assets that have been derecognized	(289,559)	(274,385)
Charges-off	(65,909)	(86,802)
Foreign Exchange and other movements	4,231	36,664
Ending balance	1,279,408	1,156,198
Small Business Loans Stage | Allowance
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance	(137,373)	(141,965)
Remeasurement arising from transfer of stage	(44,982)	(43,813)
Remeasurement from remaining in the stage	2,199	8,236
Remeasurement due to changes in economics factors	121	(692)
Remeasurement due to changes in model inputs	8,173	(2,161)
Remeasurement due to methodological changes	1,596
New financial assets purchased/originated	(55,903)	(57,541)
Financial assets that have been derecognized	19,958	16,998
Charges-off	65,909	86,802
Foreign Exchange and other movements	(214)	(3,237)
Ending balance	$ (140,516)	$ (137,373)